091-02020

| | | | |
|---|---|---|---|
| For Internal Use Only | | Submit 1 Original | OMB Ar |
| Sec File No. 91 - | | and 9 Copies | Expires |
| | | | Estimated ... 2.00 |

RECEIVED
2007 SEP 12 PM 2:52
SEC / MR

07070997

# UNITED STATES
# SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
## FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:

**Investment Company Units**

4. Name of Underlying Instrument:

**S&P National Municipal Bond Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**MUB**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**Over-the-counter**

PROCESSED
OCT 03 2007
THOMSON
FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Mary Yeager**

Title:

**Corporate Secretary**

Telephone Number:

**(212) 656-2062**

Manual Signature of Official Responsible for Form:

[signature]

**September 11, 2007**

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP 12 2007 |

SEC 2449 (1/99)

**Mary Yeager**
*Corporate Secretary*

RECEIVED
2007 SEP 12 PM 2:52
SEC / MR

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

**Via Overnight Mail**

September 11, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – iShareTrust, PowerShares Global Exchange-Traded Trust, and Claymore Exchange-Traded Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- iShareTrust, iShares S&P National Municipal Bond Fund (Ticker Symbol MUB);
- PowerShares Global Exchange-Traded Trust, PowerShares FTSE RAFI Developed Markets ex-US Portfolio (Ticker Symbol PXF); and
- Claymore Exchange-Traded Trust, Claymore/Morningstar Information Super Sector Index ETF (Ticker Symbol MZN).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | SEP 12 20[illegible] |

END